Expense Example	Dec. 30, 2025 USD ($)
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,270
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,398
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	958
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,270
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,398
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	946
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	625
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,412
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	958
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,119
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567